Commitments and contingent liabilities - Summary of Off-Balance Sheet Credit Risks, Net of Participations (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Securities lending indemnifications, joint venture	$ 64,000	$ 67,000
Invested in reverse repurchase agreements
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Cash collateral invested in indemnified repurchase agreements	43,000	48,000
Lending commitments
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Off-balance sheet credit risks	49,750	46,183
Standby letters of credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Off-balance sheet credit risks	1,918	1,971
Off-balance sheet credit risks participations	175	128
Commercial letters of credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Off-balance sheet credit risks	19	56
Securities lending indemnifications
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Off-balance sheet credit risks	$ 491,043	$ 487,298